Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Dec. 04, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
PGIM National Muni Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 11,557.98	$ 10,904.93	$ 10,679.35	$ 11,635.01	$ 11,197.67	$ 10,982.62	$ 10,130.74	$ 10,000.00
PGIM National Muni Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Account Value		$ 12,610.36	11,897.56	11,668.20	12,721.34	12,251.70	12,015.76	11,098.56		$ 11,003.45	$ 10,976.75	$ 10,219.37	$ 10,000.00
PGIM National Muni Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Account Value		$ 11,336.93	10,830.34	10,734.52	11,836.97	11,525.17	11,425.66	10,657.61		10,678.27	10,755.76	10,112.60	10,000.00
PGIM National Muni Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Account Value		$ 11,905.98	11,269.37	11,072.66	12,109.71	11,691.72	11,495.71	10,634.78		10,573.05	10,567.15	9,863.03	9,675.16
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	[1]	$ 12,708.45	11,979.06	11,778.33	12,891.15	12,467.75	12,077.01	11,108.36		11,054.45	10,957.64	10,252.46	10,000.00
Bloomberg 1-15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Index
Account Value		$ 12,379.93	$ 11,771.24	$ 11,577.25	$ 12,393.81	$ 12,087.73	$ 11,706.00	$ 10,872.43		$ 10,860.29	$ 10,744.73	$ 10,188.44	$ 10,000.00

[1]	The Fund has added this broad-based index in response to new regulatory requirements.